GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of year	$ 30,069	$ 30,069
Acquisitions
Goodwill, end of year	$ 30,069	$ 30,069